Private Placement 10-Q - A PARADISE ACQUISITION CORP. (Details)			3 Months Ended
	Jul. 31, 2025 USD ($) investor $ / shares shares	Oct. 02, 2024 USD ($)	Mar. 31, 2026 USD ($) $ / shares	Nov. 26, 2025 shares
A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Purchase price | $	$ 6,000,000
Number of investors that purchased private placement units | investor	5
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of securities issued per right (in shares)				0.1250
Sponsor
Private Placement [Line Items]
Aggregate value | $		$ 25,000
Sponsor | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Aggregate value | $		$ 25,000
Founder Shares | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of shares issued (in shares)	1,368,421
Private right | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of units issued (in shares)	200,000
Number of shares issued (in shares)	1
Private placement | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Stock price (in dollars per share) | $ / shares	$ 10.00		$ 10.00
Purchase price | $	$ 6,000,000
Number of shares issued (in shares)	1
Private placement | Sponsor | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of units issued (in shares)	400,000
Stock price (in dollars per share) | $ / shares	$ 10.00
Non-voting private placement units | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of units issued (in shares)	130,000
Aggregate value | $	$ 1,300,000		$ 1,300,000